Commitments and Contingencies (Tables)	3 Months Ended
Apr. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of future payments under the non-cancellable operating lease

The Company’s future payments under the non-cancellable operating lease are as follows:

Years Ending January 31,	(in thousands)
2022 (remaining nine months)	$3,835
2023	5,118
2024	4,331
2025	4,154
2026	3,838
Thereafter	13,871

Total undiscounted operating lease payments	35,147
Less: imputed interest	(9,787)

Total operating lease liabilities	25,360
Less: current portion of operating lease liabilities	(2,494)

Operating lease liabilities, noncurrent	$22,866